Short-Term and Long-Term Borrowings (Details) - Schedule of Maturity Analysis of Long-Term Borrowings - Mar. 31, 2023	USD ($)	CNY (¥)
Long-Term Debt, Fiscal Year Maturity [Abstract]
2024	$ 43,683	¥ 300,000
2025	50,964	350,000
2026	4,267,867	29,310,000
2027
2028 and thereafter
Total	$ 4,362,514	¥ 29,960,000